Earnings per share - Summary of Basic and Diluted Earnings Per Share (Detail) - £ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Basic earnings per share	£ 0.314	£ 0.188	£ 1.743
Diluted earnings per share	£ 0.310	£ 0.186	£ 1.723